Property and Equipment - Schedule of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	$ 211,139				$ 269,734
Accumulated depreciation	(21,906)				(157,470)
Property, plant and equipment, net	189,233	$ 185,675			112,264
Total depreciation expense					55,402	$ 47,341
Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	211,139	237,561
Accumulated depreciation	(21,906)	(51,886)
Property, plant and equipment, net	189,233	185,675
Total depreciation expense	25,519	58,136
Predecessor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment, net			$ 115,756
Total depreciation expense			$ 38,763	$ 22,345
Cost of Sales [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense					54,504	46,137
Cost of Sales [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense	25,282
Cost of Sales [Member] | Predecessor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense				22,123
Selling, General and Administrative Expenses [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense					898	$ 1,204
Selling, General and Administrative Expenses [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense	237
Selling, General and Administrative Expenses [Member] | Predecessor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total depreciation expense				$ 222
Land [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	5,950				5,387
Land [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	$ 5,950	$ 6,205
Building and Leasehold Improvements [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	25 years
Total property, plant and equipment	$ 19,308				20,208
Building and Leasehold Improvements [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		25 years
Total property, plant and equipment	19,308	$ 20,044
Computer, Software, And Office Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	2,917				4,669
Computer, Software, And Office Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	2,917	3,225
Machinery and Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	122,932				167,261
Machinery and Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	$ 122,932	$ 142,379
Vehicles [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	5 years
Total property, plant and equipment	$ 53,154				69,305
Vehicles [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		5 years
Total property, plant and equipment	53,154	$ 60,622
Construction in Progress [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	6,878				$ 2,904
Construction in Progress [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Total property, plant and equipment	$ 6,878	$ 5,086
Minimum [Member] | Computer, Software, And Office Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	3 years
Minimum [Member] | Computer, Software, And Office Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		3 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	3 years
Minimum [Member] | Machinery and Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		3 years
Maximum [Member] | Computer, Software, And Office Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	5 years
Maximum [Member] | Computer, Software, And Office Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		5 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)	10 years
Maximum [Member] | Machinery and Equipment [Member] | Successor [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Useful Life (years)		10 years